Document and Entity Information	12 Months Ended
Dec. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2012
Registrant Name	HIGHMARK FUNDS /MA/
Central Index Key	0000811527
Amendment Flag	false
Document Creation Date	Nov. 20, 2012
Document Effective Date	Nov. 30, 2012
Prospectus Date	Dec. 01, 2012